Segment Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting
12. Segment Reporting
The Company’s reportable segments have been determined using a management approach, which is consistent with the basis and manner in which the Company’s chief operating decision maker (“CODM”) uses financial information for the purposes of allocating resources and evaluating performance. The Company’s CODM is its Chief Executive Officer. The CODM evaluates the performance of the Company based on its total revenue and segment profit.
The CODM also uses revenue and segment profit to manage and evaluate our business, make planning decisions, and as performance measures for Company-wide bonus plans. These key financial measures provide an additional view of our operational performance over the long-term and provide useful information that we use in order to maintain and grow our business.
The accounting policies of the segments are the same as those described in Note 2 “Accounting Policies and Practices.” The Company does not report assets by reportable segments as this information is not reviewed by the CODM on a regular basis.
Information regarding the Company’s current reportable segments is as follows (in millions):

	Revenue
	Successor	Predecessor

	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Year Ended December 31,
			2020	2019
Employer Solutions
Recurring	$1,213	$1,049	$2,051	$1,834
Project	134	107	237	250

Total Employer Solutions	1,347	1,156	2,288	2,084
Professional Services
Recurring	65	60	108	56
Project	121	124	260	229

Total Professional Services	186	184	368	285
Hosted Business	21	21	72	183

Total	$1,554	$1,361	$2,728	$2,552

	Segment Profit
	Successor	Predecessor

	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Year Ended December 31,
			2020	2019
Employer Solutions	$344	$274	$533	$554
Professional Services	1	7	31	7
Hosted Business	(2)	(3)	—	35

Total of all reportable segments	343	278	564	596
Share-based compensation	67	5	5	9
Transaction and integration expenses (1)	13	—	—	—
Non-recurring professional expenses (2)	19	18	—	14
Transformation initiatives (3)	—	—	8	22
Restructuring	5	9	77	14
Other (4)	(10)	(5)	36	19
Depreciation	31	49	91	68
Intangible amortization	153	100	200	185

Operating Income	65	102	147	265
Loss from change in fair value of financial instruments	65	—	—	—
Gain from change in fair value of tax receivable agreement	(37)	—	—	—
Interest expense	57	123	234	224
Other expense, net	3	9	7	3

(Loss) Income Before Income Tax Expense (Benefit)	$(23)	$(30)	$(94)	$38

(1)	Transaction and integration expenses related to acquisitions in 2021.
(2)	Non-recurring professional expenses includes external advisor and legal costs related to the Company’s Business Combination.
(3)	Transformation initiatives in fiscal years 2020 and 2019 includes expenses related to enhancing our data center for both periods, and severance expense for the first half of 2019.
(4)	Other primarily includes activity related to long-term incentives and expenses related to acquisitions in fiscal years 2020 and 2019, offset by Other expense, net.
There was no single client who accounted for more than 10% of the Company’s revenues in any of the periods presented.
Revenue by geographic location is as follows (in millions):

	Successor	Predecessor
	Six Months Ended December 31,	Six Months Ended June 30,	Year Ended December 31,
	2021	2021	2020	2019
United States	$1,358	$1,168	$2,353	$2,361
Rest of world	196	193	375	191

Total	$1,554	$1,361	$2,728	$2,552

Long-lived assets, representing Fixed assets, net and Operating lease right of use assets, by geographic location is as follows (in millions):

	Successor	Predecessor
	December 31, 2021	December 31, 2020
United States	$305	$415
Rest of world	51	48

Total	$356	$463